JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

Investments	Principal Amount($)	Value($)
U.S. TREASURY OBLIGATIONS — 55.1%
U.S. Treasury Bonds 7.63%, 2/15/2025	150,000	189,398
U.S. Treasury Notes
2.00%, 12/31/2021	1,674,000	1,692,963
1.88%, 1/31/2022	128,000	129,550
2.00%, 2/15/2022	776,000	786,700
1.13%, 2/28/2022	350,000	352,789
1.88%, 2/28/2022	427,000	432,805
2.38%, 3/15/2022	190,000	193,473
1.75%, 6/30/2022	200,000	203,594
0.13%, 7/31/2022	240,000	240,141
1.50%, 8/15/2022	105,000	106,796
1.63%, 8/15/2022	482,000	490,943
1.50%, 9/15/2022	360,000	366,511
0.13%, 9/30/2022	334,000	334,117
1.88%, 9/30/2022	130,000	133,072
1.38%, 10/15/2022	900,000	915,680
2.00%, 10/31/2022	100,000	102,676
2.00%, 11/30/2022	655,000	673,575
1.63%, 12/15/2022	23,000	23,536
1.75%, 1/31/2023	600,000	616,266
2.00%, 2/15/2023	400,000	412,766
1.50%, 2/28/2023	705,000	721,826
1.50%, 3/31/2023	24,000	24,601
0.25%, 6/15/2023	2,857,000	2,862,580
0.13%, 7/15/2023	131,000	130,908
1.25%, 7/31/2023	467,000	477,982
2.75%, 7/31/2023	687,000	725,429
0.13%, 8/15/2023	864,000	863,190
0.25%, 11/15/2023	320,000	320,425
2.75%, 11/15/2023	1,229,000	1,305,716
2.63%, 12/31/2023	15,000	15,927
0.13%, 2/15/2024	64,000	63,815
2.75%, 2/15/2024	1,032,000	1,101,982
2.13%, 2/29/2024	16,000	16,823
2.38%, 2/29/2024	2,627,000	2,779,900
2.13%, 3/31/2024	70,000	73,680
0.38%, 4/15/2024	375,000	376,055
2.00%, 4/30/2024	480,000	503,850
2.25%, 4/30/2024	15,000	15,855
2.00%, 5/31/2024	335,000	351,959
1.75%, 6/30/2024	282,000	294,382
1.75%, 7/31/2024	717,000	748,985
2.38%, 8/15/2024	1,947,000	2,073,099
1.25%, 8/31/2024	222,000	228,383
1.50%, 9/30/2024	1,070,000	1,109,623
1.50%, 10/31/2024	280,000	290,369
1.50%, 11/30/2024	254,000	263,485
2.13%, 11/30/2024	185,000	195,927
1.75%, 12/31/2024	545,000	570,334

Investments	Principal Amount($)	Value($)
1.38%, 1/31/2025	451,000	465,939
0.50%, 3/31/2025	501,000	500,883
0.38%, 4/30/2025	1,008,000	1,002,094
0.25%, 5/31/2025	1,615,000	1,595,696
0.25%, 6/30/2025	382,000	377,106
2.75%, 6/30/2025	130,000	141,507
0.25%, 7/31/2025	135,000	133,102
2.00%, 8/15/2025	1,284,000	1,359,335
0.25%, 8/31/2025	1,092,000	1,075,023
0.25%, 9/30/2025	703,000	691,521
0.25%, 10/31/2025	934,000	917,363
2.25%, 11/15/2025	310,000	331,724
0.38%, 11/30/2025	210,000	207,178
0.38%, 1/31/2026	602,000	592,406
0.75%, 3/31/2026	94,000	93,978

TOTAL U.S. TREASURY OBLIGATIONS (Cost $35,971,215)		36,389,296

CORPORATE BONDS — 25.1%
Aerospace & Defense — 0.4%
Boeing Co. (The)
2.13%, 3/1/2022	8,000	8,092
2.70%, 5/1/2022	35,000	35,715
4.88%, 5/1/2025	44,000	49,439
2.60%, 10/30/2025 (a)	10,000	10,429
2.75%, 2/1/2026	39,000	40,688
General Dynamics Corp.
2.25%, 11/15/2022	16,000	16,388
1.88%, 8/15/2023	10,000	10,323
3.25%, 4/1/2025	15,000	16,318
Leidos, Inc. 3.63%, 5/15/2025 (b)	15,000	16,373
Lockheed Martin Corp. 3.10%, 1/15/2023	5,000	5,206
Precision Castparts Corp. 3.25%, 6/15/2025	18,000	19,613
Raytheon Technologies Corp.
2.50%, 12/15/2022	15,000	15,428
3.20%, 3/15/2024	15,000	16,033

		260,045

Air Freight & Logistics — 0.1%
FedEx Corp. 3.25%, 4/1/2026	7,000	7,674
United Parcel Service, Inc.
2.35%, 5/16/2022	8,000	8,150
2.20%, 9/1/2024	21,000	22,120

		37,944

Airlines — 0.1%
Southwest Airlines Co. 5.25%, 5/4/2025	34,000	38,993

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Auto Components — 0.0% (c)
Aptiv Corp. 4.15%, 3/15/2024	17,000	18,531
Magna International, Inc. (Canada) 3.63%, 6/15/2024	10,000	10,836

		29,367

Automobiles — 0.2%
General Motors Co. 4.88%, 10/2/2023	15,000	16,409
Toyota Motor Corp. (Japan)
2.36%, 7/2/2024	26,000	27,447
1.34%, 3/25/2026	80,000	81,143

		124,999

Banks — 6.6%
Banco Bilbao Vizcaya Argentaria SA (Spain) 0.88%, 9/18/2023	200,000	201,251
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.93%), 2.82%, 7/21/2023 (d)	67,000	68,855
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (d)	10,000	10,407
4.13%, 1/22/2024	65,000	71,208
4.20%, 8/26/2024	15,000	16,591
(ICE LIBOR USD 3 Month + 0.97%), 3.46%, 3/15/2025 (d)	24,000	25,813
Series L, 3.95%, 4/21/2025	40,000	44,185
(ICE LIBOR USD 3 Month + 0.64%), 2.01%, 2/13/2026 (d)	40,000	41,527
3.50%, 4/19/2026	62,000	68,713
(SOFR + 1.15%), 1.32%, 6/19/2026 (d)	114,000	114,908
(SOFR + 1.01%), 1.20%, 10/24/2026 (d)	39,000	38,953
Bank of Montreal (Canada)
2.35%, 9/11/2022	42,000	43,153
Series E, 3.30%, 2/5/2024	5,000	5,378
2.50%, 6/28/2024	68,000	72,040
(USD Swap Semi 5 Year + 1.28%), 4.34%, 10/5/2028 (d)	25,000	26,953
Bank of Nova Scotia (The) (Canada)
2.70%, 3/7/2022	15,000	15,288
2.00%, 11/15/2022	24,000	24,620
3.40%, 2/11/2024	17,000	18,310
2.20%, 2/3/2025	12,000	12,586
Barclays plc (United Kingdom) 3.65%, 3/16/2025	40,000	43,517
BNP Paribas SA (France) 3.25%, 3/3/2023	62,000	65,298

Investments	Principal Amount($)	Value($)
Canadian Imperial Bank of Commerce (Canada)
0.95%, 6/23/2023	18,000	18,195
2.25%, 1/28/2025	20,000	20,988
0.95%, 10/23/2025	133,000	133,247
Citigroup, Inc.
2.75%, 4/25/2022	16,000	16,330
4.05%, 7/30/2022	15,000	15,645
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (d)	107,000	108,933
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023 (d)	35,000	36,000
3.88%, 10/25/2023	7,000	7,596
(ICE LIBOR USD 3 Month + 1.02%), 4.04%, 6/1/2024 (d)	12,000	12,847
3.70%, 1/12/2026	6,000	6,668
(SOFR + 0.77%), 1.12%, 1/28/2027 (d)	63,000	62,325
Comerica, Inc. 3.70%, 7/31/2023	15,000	16,024
Cooperatieve Rabobank UA (Netherlands) 3.88%, 2/8/2022	54,000	55,372
Fifth Third Bancorp
3.50%, 3/15/2022	25,000	25,571
4.30%, 1/16/2024	12,000	13,096
First Horizon Corp. 3.55%, 5/26/2023	24,000	25,335
First Niagara Financial Group, Inc. 7.25%, 12/15/2021	25,000	25,906
HSBC Holdings plc (United Kingdom) (SOFR + 1.40%), 2.63%, 11/7/2025 (d)	30,000	31,675
Huntington Bancshares, Inc.
2.63%, 8/6/2024	17,000	17,991
4.00%, 5/15/2025	8,000	8,931
Korea Development Bank (The) (South Korea) 0.40%, 6/19/2024	200,000	199,299
Kreditanstalt fuer Wiederaufbau (Germany)
2.00%, 9/29/2022	23,000	23,566
2.00%, 10/4/2022	220,000	225,468
0.25%, 3/8/2024	75,000	74,861
1.38%, 8/5/2024	70,000	72,129
2.50%, 11/20/2024	13,000	13,896
0.38%, 7/18/2025	26,000	25,720
0.63%, 1/22/2026	15,000	14,905
Landwirtschaftliche Rentenbank (Germany)
3.13%, 11/14/2023	83,000	88,760
Series 40, 0.50%, 5/27/2025	54,000	53,707
M&T Bank Corp. 3.55%, 7/26/2023	45,000	48,009

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.00%, 2/22/2022	31,000	31,629
2.67%, 7/25/2022	11,000	11,300
3.41%, 3/7/2024	28,000	30,132
3.78%, 3/2/2025	9,000	9,918
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	55,000	56,872
MUFG Union Bank NA 2.10%, 12/9/2022	20,000	20,529
Oesterreichische Kontrollbank AG (Austria)
2.88%, 3/13/2023	39,000	40,838
3.13%, 11/7/2023	90,000	96,149
1.50%, 2/12/2025	41,000	42,352
0.38%, 9/17/2025	20,000	19,678
0.50%, 2/2/2026	15,000	14,769
People’s United Financial, Inc. 3.65%, 12/6/2022	27,000	28,071
PNC Financial Services Group, Inc. (The)
3.30%, 3/8/2022	20,000	20,420
2.85%, 11/9/2022 (e)	12,000	12,451
3.50%, 1/23/2024	31,000	33,415
2.20%, 11/1/2024	70,000	74,051
Regions Financial Corp.
3.80%, 8/14/2023	15,000	16,048
2.25%, 5/18/2025	15,000	15,705
Royal Bank of Canada (Canada)
2.75%, 2/1/2022	8,000	8,137
1.95%, 1/17/2023	28,000	28,785
3.70%, 10/5/2023	15,000	16,170
0.43%, 1/19/2024	21,000	20,996
2.55%, 7/16/2024	20,000	21,208
Santander Holdings USA, Inc.
4.45%, 12/3/2021	10,000	10,166
3.40%, 1/18/2023	26,000	27,100
Santander UK plc (United Kingdom) 4.00%, 3/13/2024	96,000	105,147
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.78%, 7/12/2022	10,000	10,281
3.10%, 1/17/2023	18,000	18,813
3.94%, 10/16/2023	33,000	35,729
3.78%, 3/9/2026	56,000	62,489
Synovus Financial Corp. 3.13%, 11/1/2022	16,000	16,516
Toronto-Dominion Bank (The) (Canada)
0.25%, 1/6/2023	46,000	46,009
3.25%, 3/11/2024	30,000	32,310
2.65%, 6/12/2024	20,000	21,297
0.75%, 1/6/2026	100,000	99,125

Investments	Principal Amount($)	Value($)
Truist Bank
3.00%, 2/2/2023	15,000	15,659
3.20%, 4/1/2024	10,000	10,753
Truist Financial Corp.
2.20%, 3/16/2023	30,000	30,993
3.75%, 12/6/2023	22,000	23,771
2.85%, 10/26/2024	12,000	12,931
3.70%, 6/5/2025	6,000	6,639
1.20%, 8/5/2025	29,000	29,360
(SOFR + 0.61%), 1.27%, 3/2/2027 (d)	22,000	21,962
US Bancorp
3.00%, 3/15/2022	50,000	50,997
2.95%, 7/15/2022	39,000	40,108
3.60%, 9/11/2024	7,000	7,673
Wells Fargo & Co.
Series M, 3.45%, 2/13/2023	40,000	42,083
4.13%, 8/15/2023	15,000	16,201
3.75%, 1/24/2024	17,000	18,393
(SOFR + 1.60%), 1.65%, 6/2/2024 (d)	21,000	21,514
3.30%, 9/9/2024	17,000	18,445
3.00%, 2/19/2025	25,000	26,890
3.55%, 9/29/2025	14,000	15,464
(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (d)	50,000	52,158
3.00%, 4/22/2026	8,000	8,666
(SOFR + 2.00%), 2.19%, 4/30/2026 (d)	25,000	26,087
Westpac Banking Corp. (Australia)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (d)	161,000	167,079

		4,346,980

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc. (Belgium) 3.65%, 2/1/2026	28,000	31,031
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.15%, 1/23/2025	20,000	22,369
Coca-Cola Co. (The) 1.75%, 9/6/2024	15,000	15,674
Constellation Brands, Inc. 2.65%, 11/7/2022	15,000	15,450
Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	10,000	10,977
Keurig Dr Pepper, Inc.
3.13%, 12/15/2023	19,000	20,164
3.40%, 11/15/2025	5,000	5,502

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Molson Coors Beverage Co. 3.50%, 5/1/2022	7,000	7,205
PepsiCo, Inc.
2.75%, 3/5/2022	15,000	15,293
2.25%, 5/2/2022	8,000	8,140
3.10%, 7/17/2022	23,000	23,639
3.60%, 3/1/2024	20,000	21,606
2.85%, 2/24/2026	12,000	13,076

		210,126

Biotechnology — 0.6%
AbbVie, Inc.
3.25%, 10/1/2022	34,000	35,065
3.75%, 11/14/2023	40,000	43,109
3.85%, 6/15/2024	17,000	18,504
2.60%, 11/21/2024	37,000	39,210
3.80%, 3/15/2025	42,000	46,135
3.60%, 5/14/2025	65,000	71,124
Amgen, Inc.
2.70%, 5/1/2022	52,000	52,962
3.63%, 5/22/2024	15,000	16,270
1.90%, 2/21/2025	10,000	10,382
Baxalta, Inc. 4.00%, 6/23/2025	6,000	6,667
Gilead Sciences, Inc.
1.95%, 3/1/2022	23,000	23,260
3.25%, 9/1/2022	10,000	10,320
2.50%, 9/1/2023	22,000	22,961
3.65%, 3/1/2026	13,000	14,390

		410,359

Building Products — 0.0% (c)
Carrier Global Corp. 2.24%, 2/15/2025	15,000	15,687

Capital Markets — 2.0%
Ameriprise Financial, Inc. 3.70%, 10/15/2024	10,000	10,997
Ares Capital Corp. 3.50%, 2/10/2023	5,000	5,204
Bank of New York Mellon Corp. (The)
1.95%, 8/23/2022	15,000	15,325
(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (d)	42,000	42,978
1.60%, 4/24/2025	35,000	36,080
0.75%, 1/28/2026	11,000	10,918
BGC Partners, Inc. 3.75%, 10/1/2024	31,000	32,868
Blackstone Secured Lending Fund 3.63%, 1/15/2026 (b)	7,000	7,427
Brookfield Finance, Inc. (Canada) 4.00%, 4/1/2024	15,000	16,291
Charles Schwab Corp. (The)
4.20%, 3/24/2025	20,000	22,413
0.90%, 3/11/2026	19,000	18,964

Investments	Principal Amount($)	Value($)
CME Group, Inc. 3.00%, 9/15/2022	7,000	7,249
Deutsche Bank AG (Germany) 3.70%, 5/30/2024	76,000	82,074
Eaton Vance Corp. 3.63%, 6/15/2023	5,000	5,316
Franklin Resources, Inc. 2.85%, 3/30/2025	15,000	16,075
FS KKR Capital Corp. 3.40%, 1/15/2026	15,000	15,498
Goldman Sachs BDC, Inc. 2.88%, 1/15/2026	12,000	12,489
Goldman Sachs Group, Inc. (The)
3.20%, 2/23/2023	25,000	26,169
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (d)	36,000	36,918
3.85%, 7/8/2024	115,000	125,119
3.50%, 4/1/2025	50,000	54,531
3.75%, 5/22/2025	15,000	16,519
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (d)	20,000	21,556
3.75%, 2/25/2026	5,000	5,558
(SOFR + 0.79%), 1.09%, 12/9/2026 (d)	34,000	33,662
Intercontinental Exchange, Inc.
4.00%, 10/15/2023	25,000	27,069
3.75%, 12/1/2025	10,000	11,127
Invesco Finance plc 3.75%, 1/15/2026	12,000	13,330
Janus Capital Group, Inc. 4.88%, 8/1/2025	11,000	12,512
Moody’s Corp. 4.88%, 2/15/2024	17,000	18,772
Morgan Stanley
2.75%, 5/19/2022	78,000	79,915
3.13%, 1/23/2023	32,000	33,465
3.75%, 2/25/2023	40,000	42,346
(SOFR + 0.47%), 0.56%, 11/10/2023 (d)	63,000	63,130
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (d)	110,000	116,812
Series F, 3.88%, 4/29/2024	15,000	16,383
3.70%, 10/23/2024	30,000	32,940
(SOFR + 0.72%), 0.98%, 12/10/2026 (d)	12,000	11,867
Northern Trust Corp. 2.38%, 8/2/2022	30,000	30,763
State Street Corp.
(ICE LIBOR USD 3 Month + 0.64%), 2.65%, 5/15/2023 (d)	23,000	23,526
3.10%, 5/15/2023	21,000	22,162
3.70%, 11/20/2023	8,000	8,686
(ICE LIBOR USD 3 Month + 0.77%), 3.78%, 12/3/2024 (d)	12,000	12,992
3.55%, 8/18/2025	24,000	26,737
(SOFR + 0.94%), 2.35%, 11/1/2025 (d)	48,000	50,774

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Stifel Financial Corp. 4.25%, 7/18/2024	15,000	16,577

		1,350,083

Chemicals — 0.4%
Air Products and Chemicals, Inc. 1.50%, 10/15/2025	33,000	33,846
Celanese US Holdings LLC 3.50%, 5/8/2024	31,000	33,369
Dow Chemical Co. (The) 3.50%, 10/1/2024	7,000	7,637
DuPont de Nemours, Inc.
4.21%, 11/15/2023	33,000	35,895
4.49%, 11/15/2025	10,000	11,403
Eastman Chemical Co. 3.60%, 8/15/2022	9,000	9,274
Linde, Inc. 2.70%, 2/21/2023	15,000	15,522
LYB International Finance BV 4.00%, 7/15/2023	33,000	35,359
Mosaic Co. (The) 4.25%, 11/15/2023	10,000	10,780
Nutrien Ltd. (Canada)
3.63%, 3/15/2024	8,000	8,587
3.00%, 4/1/2025	15,000	16,037
PPG Industries, Inc. 2.40%, 8/15/2024	15,000	15,786

		233,495

Commercial Services & Supplies — 0.2%
Cintas Corp. No. 2 2.90%, 4/1/2022	5,000	5,100
Republic Services, Inc.
2.50%, 8/15/2024	10,000	10,560
0.88%, 11/15/2025	62,000	61,574
Waste Management, Inc.
2.90%, 9/15/2022	12,000	12,322
0.75%, 11/15/2025	15,000	14,897

		104,453

Communications Equipment — 0.1%
Cisco Systems, Inc. 2.20%, 9/20/2023	27,000	28,117
Juniper Networks, Inc. 1.20%, 12/10/2025	15,000	14,919
Telefonaktiebolaget LM Ericsson (Sweden) 4.13%, 5/15/2022	5,000	5,151

		48,187

Consumer Finance — 2.1%
AerCap Ireland Capital DAC (Ireland) 3.15%, 2/15/2024	150,000	157,104

Investments	Principal Amount($)	Value($)
Ally Financial, Inc.
4.13%, 2/13/2022	14,000	14,360
3.88%, 5/21/2024	87,000	94,314
American Express Co.
2.50%, 8/1/2022	30,000	30,728
2.65%, 12/2/2022	112,000	116,066
3.40%, 2/27/2023	26,000	27,329
3.70%, 8/3/2023	30,000	32,093
2.50%, 7/30/2024	30,000	31,835
American Honda Finance Corp.
2.60%, 11/16/2022	25,000	25,852
3.63%, 10/10/2023	16,000	17,223
1.20%, 7/8/2025	15,000	15,207
1.00%, 9/10/2025	15,000	15,047
Capital One Financial Corp.
3.50%, 6/15/2023	6,000	6,374
3.90%, 1/29/2024	89,000	96,455
3.30%, 10/30/2024	54,000	58,453
Caterpillar Financial Services Corp.
2.85%, 6/1/2022	12,000	12,322
0.65%, 7/7/2023	28,000	28,205
3.30%, 6/9/2024	12,000	13,014
3.25%, 12/1/2024	6,000	6,555
1.45%, 5/15/2025	15,000	15,409
0.80%, 11/13/2025	22,000	21,982
Discover Financial Services 3.85%, 11/21/2022	25,000	26,265
General Motors Financial Co., Inc.
3.45%, 4/10/2022	15,000	15,315
3.25%, 1/5/2023	15,000	15,607
5.10%, 1/17/2024	55,000	60,887
2.90%, 2/26/2025	28,000	29,658
1.25%, 1/8/2026	140,000	139,107
John Deere Capital Corp.
2.70%, 1/6/2023	23,000	23,901
3.45%, 6/7/2023	23,000	24,461
0.70%, 7/5/2023	7,000	7,067
0.40%, 10/10/2023	12,000	12,030
2.65%, 6/24/2024	15,000	16,001
0.70%, 1/15/2026	20,000	19,845
Navient Solutions LLC Zero Coupon, 10/3/2022	30,000	29,675
PACCAR Financial Corp.
2.00%, 9/26/2022	15,000	15,347
0.35%, 8/11/2023	14,000	14,024
Toyota Motor Credit Corp.
2.63%, 1/10/2023	18,000	18,695
0.50%, 8/14/2023	16,000	16,065
1.35%, 8/25/2023	18,000	18,398
0.45%, 1/11/2024	12,000	12,021
0.80%, 10/16/2025	15,000	14,966
0.80%, 1/9/2026	8,000	7,976

		1,373,238

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Containers & Packaging — 0.0% (c)
Berry Global, Inc. 1.57%, 1/15/2026 (b)	10,000	10,017
WRKCo, Inc. 4.65%, 3/15/2026	5,000	5,743

		15,760

Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc.
3.40%, 1/31/2022	15,000	15,325
3.13%, 3/15/2026	19,000	20,849
National Rural Utilities Cooperative Finance Corp. (ICE LIBOR USD 3 Month + 2.91%), 4.75%, 4/30/2043 (d)	23,000	23,972
ORIX Corp. (Japan)
2.90%, 7/18/2022	5,000	5,138
4.05%, 1/16/2024	8,000	8,700
Private Export Funding Corp. Series II, 2.05%, 11/15/2022	38,000	38,871
Shell International Finance BV (Netherlands)
2.38%, 8/21/2022	5,000	5,132
3.40%, 8/12/2023	10,000	10,679
2.00%, 11/7/2024	23,000	24,061
Voya Financial, Inc. 3.13%, 7/15/2024	15,000	16,065

		168,792

Diversified Telecommunication Services — 0.3%
AT&T, Inc.
3.00%, 6/30/2022	35,000	35,867
4.45%, 4/1/2024	32,000	35,188
4.13%, 2/17/2026	5,000	5,651
Verizon Communications, Inc.
0.75%, 3/22/2024	16,000	16,128
3.38%, 2/15/2025	22,000	23,969
0.85%, 11/20/2025	66,000	65,367

		182,170

Electric Utilities — 0.7%
American Electric Power Co., Inc. Series N, 1.00%, 11/1/2025	23,000	22,891
Avangrid, Inc. 3.20%, 4/15/2025	8,000	8,624
Duke Energy Corp.
3.75%, 4/15/2024	8,000	8,645
0.90%, 9/15/2025	24,000	23,833
Edison International 4.95%, 4/15/2025	25,000	27,875
Entergy Louisiana LLC
4.05%, 9/1/2023	15,000	16,090
0.62%, 11/17/2023	13,000	13,013
Florida Power & Light Co. 3.25%, 6/1/2024	15,000	16,070

Investments	Principal Amount($)	Value($)
Georgia Power Co. Series A, 2.20%, 9/15/2024	10,000	10,454
NextEra Energy Capital Holdings, Inc.
3.15%, 4/1/2024	39,000	41,762
2.75%, 5/1/2025	10,000	10,657
Oncor Electric Delivery Co. LLC
2.75%, 6/1/2024	37,000	39,354
0.55%, 10/1/2025 (b)	89,000	87,234
Pacific Gas and Electric Co.
1.75%, 6/16/2022	15,000	15,003
3.75%, 2/15/2024	23,000	24,290
3.40%, 8/15/2024	12,000	12,654
3.45%, 7/1/2025	15,000	15,763
2.95%, 3/1/2026	12,000	12,333
PPL Capital Funding, Inc. 3.50%, 12/1/2022	15,000	15,576
Public Service Co. of Colorado 2.25%, 9/15/2022	13,000	13,206
Public Service Co. of New Hampshire 3.50%, 11/1/2023	15,000	16,013
Public Service Electric and Gas Co.
2.38%, 5/15/2023	15,000	15,559
0.95%, 3/15/2026	12,000	11,962

		478,861

Electrical Equipment — 0.1%
ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	6,000	6,149
Eaton Corp. 2.75%, 11/2/2022	15,000	15,524
Legrand France SA (France) 8.50%, 2/15/2025	19,000	24,234

		45,907

Electronic Equipment, Instruments & Components — 0.0% (c)
Arrow Electronics, Inc. 4.00%, 4/1/2025	10,000	10,906
Flex Ltd. 5.00%, 2/15/2023	8,000	8,562
Vontier Corp. 1.80%, 4/1/2026 (b)	9,000	9,010

		28,478

Energy Equipment & Services — 0.1%
Halliburton Co. 3.50%, 8/1/2023	10,000	10,587
Schlumberger Investment SA 3.65%, 12/1/2023	45,000	48,236

		58,823

Entertainment — 0.1%
TWDC Enterprises 18 Corp. 2.35%, 12/1/2022	10,000	10,314
Walt Disney Co. (The)
1.75%, 8/30/2024	31,000	32,120
1.75%, 1/13/2026	24,000	24,725

		67,159

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Equity Real Estate Investment Trusts (REITs) — 1.0%
American Campus Communities Operating Partnership LP 3.75%, 4/15/2023	5,000	5,258
American Tower Corp.
3.38%, 5/15/2024	46,000	49,444
2.40%, 3/15/2025	8,000	8,376
1.30%, 9/15/2025	28,000	28,192
AvalonBay Communities, Inc. 4.20%, 12/15/2023	6,000	6,514
Boston Properties LP
3.13%, 9/1/2023	15,000	15,755
3.65%, 2/1/2026	10,000	11,052
Brixmor Operating Partnership LP 3.65%, 6/15/2024	65,000	70,273
CC Holdings GS V LLC 3.85%, 4/15/2023	40,000	42,503
Equinix, Inc.
2.63%, 11/18/2024	8,000	8,464
1.00%, 9/15/2025	121,000	120,359
ERP Operating LP 4.63%, 12/15/2021	5,000	5,063
Essex Portfolio LP 3.50%, 4/1/2025	15,000	16,288
Federal Realty Investment Trust 1.25%, 2/15/2026	7,000	7,011
Kimco Realty Corp. 2.70%, 3/1/2024	15,000	15,774
Office Properties Income Trust 4.25%, 5/15/2024	15,000	16,016
Public Storage 0.88%, 2/15/2026	6,000	5,977
Realty Income Corp. 3.88%, 4/15/2025	20,000	22,107
Sabra Health Care LP 4.80%, 6/1/2024	21,000	23,029
Simon Property Group LP
3.75%, 2/1/2024	25,000	26,929
3.50%, 9/1/2025	57,000	62,572
SL Green Operating Partnership LP 3.25%, 10/15/2022	15,000	15,486
Ventas Realty LP 3.13%, 6/15/2023	16,000	16,715
Washington 3.95%, 10/15/2022	9,000	9,325
Welltower, Inc. 4.00%, 6/1/2025	17,000	18,844

		627,326

Food & Staples Retailing — 0.2%
Kroger Co. (The) 2.95%, 11/1/2021	5,000	5,044
Sysco Corp. 5.65%, 4/1/2025	20,000	23,361

Investments	Principal Amount($)	Value($)
Walmart, Inc.
2.35%, 12/15/2022	24,000	24,741
2.55%, 4/11/2023	9,000	9,349
3.40%, 6/26/2023	16,000	16,990
2.65%, 12/15/2024	15,000	16,081

		95,566

Food Products — 0.2%
Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	17,000	17,250
Campbell Soup Co. 2.50%, 8/2/2022	6,000	6,152
Conagra Brands, Inc. 3.20%, 1/25/2023	6,000	6,231
Hershey Co. (The) 3.38%, 5/15/2023	15,000	15,859
Kellogg Co. 3.25%, 4/1/2026	33,000	36,105
McCormick & Co., Inc. 0.90%, 2/15/2026	18,000	17,748
Mondelez International, Inc. 0.63%, 7/1/2022	9,000	9,035
Tyson Foods, Inc. 3.90%, 9/28/2023	30,000	32,261

		140,641

Gas Utilities — 0.0% (c)
Eastern Energy Gas Holdings LLC 3.55%, 11/1/2023	17,000	18,123

Health Care Equipment & Supplies — 0.2%
Abbott Laboratories
2.55%, 3/15/2022	15,000	15,279
2.95%, 3/15/2025	5,000	5,394
Becton Dickinson and Co. 2.89%, 6/6/2022	13,000	13,313
DH Europe Finance II SARL 2.20%, 11/15/2024	18,000	18,897
Stryker Corp. 1.15%, 6/15/2025	30,000	30,194
Zimmer Biomet Holdings, Inc.
3.15%, 4/1/2022	10,000	10,186
3.05%, 1/15/2026	14,000	15,154

		108,417

Health Care Providers & Services — 0.7%
Aetna, Inc. 2.75%, 11/15/2022	11,000	11,317
Anthem, Inc.
2.95%, 12/1/2022	7,000	7,259
3.50%, 8/15/2024	34,000	36,846
3.35%, 12/1/2024	15,000	16,286
1.50%, 3/15/2026	13,000	13,183
Cardinal Health, Inc. 2.62%, 6/15/2022	20,000	20,417

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Cigna Corp.
3.00%, 7/15/2023	31,000	32,561
3.50%, 6/15/2024	10,000	10,802
4.13%, 11/15/2025	5,000	5,637
1.25%, 3/15/2026	13,000	13,043
CommonSpirit Health 2.76%, 10/1/2024	16,000	16,958
CVS Health Corp.
3.70%, 3/9/2023	4,000	4,227
2.63%, 8/15/2024	17,000	18,050
3.88%, 7/20/2025	52,000	57,648
HCA, Inc.
4.75%, 5/1/2023	31,000	33,417
5.25%, 4/15/2025	9,000	10,377
Humana, Inc. 3.15%, 12/1/2022	15,000	15,514
Laboratory Corp. of America Holdings
3.75%, 8/23/2022	7,000	7,225
3.60%, 2/1/2025	15,000	16,314
McKesson Corp.
2.70%, 12/15/2022	10,000	10,298
0.90%, 12/3/2025	32,000	31,703
UnitedHealth Group, Inc.
3.35%, 7/15/2022	22,000	22,769
2.75%, 2/15/2023	25,000	25,909
2.38%, 8/15/2024	15,000	15,871

		453,631

Hotels, Restaurants & Leisure — 0.1%
Marriott International, Inc. 3.60%, 4/15/2024	15,000	16,053
McDonald’s Corp.
3.35%, 4/1/2023	9,000	9,484
3.25%, 6/10/2024	15,000	16,170
Starbucks Corp.
3.10%, 3/1/2023	15,000	15,694
3.85%, 10/1/2023	15,000	16,093

		73,494

Household Durables — 0.0% (c)
DR Horton, Inc.
5.75%, 8/15/2023	6,000	6,595
2.50%, 10/15/2024	4,000	4,221
Mohawk Industries, Inc. 3.85%, 2/1/2023	15,000	15,704

		26,520

Household Products — 0.2%
Colgate-Palmolive Co. 2.10%, 5/1/2023	15,000	15,537
Kimberly-Clark Corp. 3.05%, 8/15/2025	16,000	17,394
Procter & Gamble Co. (The)
3.10%, 8/15/2023	32,000	34,102
0.55%, 10/29/2025	84,000	83,347

		150,380

Investments	Principal Amount($)	Value($)
Independent Power and Renewable Electricity Producers — 0.1%
Enel Generacion Chile SA (Chile) 4.25%, 4/15/2024	39,000	41,766

Industrial Conglomerates — 0.3%
3M Co.
1.75%, 2/14/2023	15,000	15,373
2.25%, 3/15/2023	6,000	6,207
2.65%, 4/15/2025	18,000	19,262
General Electric Co. 3.45%, 5/15/2024	16,000	17,280
Honeywell International, Inc.
2.15%, 8/8/2022	5,000	5,108
3.35%, 12/1/2023	10,000	10,745
2.30%, 8/15/2024	62,000	65,481
1.35%, 6/1/2025	21,000	21,485
Roper Technologies, Inc.
3.13%, 11/15/2022	10,000	10,333
3.65%, 9/15/2023	15,000	16,045

		187,319

Insurance — 0.5%
Aflac, Inc.
3.25%, 3/17/2025	20,000	21,688
1.13%, 3/15/2026	5,000	5,008
Allstate Corp. (The)
0.75%, 12/15/2025	72,000	71,629
Series B, (ICE LIBOR USD 3 Month + 2.94%), 5.75%, 8/15/2053 (d)	6,000	6,458
American International Group, Inc.
4.88%, 6/1/2022	21,000	21,942
4.13%, 2/15/2024	27,000	29,527
Aon Corp. 2.20%, 11/15/2022	27,000	27,738
Aspen Insurance Holdings Ltd. (Bermuda) 4.65%, 11/15/2023	6,000	6,553
Assurant, Inc. 4.00%, 3/15/2023	3,000	3,184
Chubb INA Holdings, Inc. 2.70%, 3/13/2023	15,000	15,668
Kemper Corp. 4.35%, 2/15/2025	27,000	29,637
MetLife, Inc.
3.05%, 12/15/2022 (e)	6,000	6,243
Series D, 4.37%, 9/15/2023 (e)	12,000	13,066
3.60%, 4/10/2024	5,000	5,440
Principal Financial Group, Inc. 3.13%, 5/15/2023	7,000	7,364
Prudential Financial, Inc.
1.50%, 3/10/2026	25,000	25,516
(ICE LIBOR USD 3 Month + 3.92%), 5.63%, 6/15/2043 (d)	10,000	10,809
(ICE LIBOR USD 3 Month + 3.04%), 5.20%, 3/15/2044 (d)	14,000	15,041

		322,511

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Interactive Media & Services — 0.0% (c)
Alphabet, Inc.
3.38%, 2/25/2024	6,000	6,514
0.45%, 8/15/2025	20,000	19,831

		26,345

Internet & Direct Marketing Retail — 0.4%
Alibaba Group Holding Ltd. (China) 3.60%, 11/28/2024	200,000	217,232
Amazon.com, Inc. 0.40%, 6/3/2023	21,000	21,081
eBay, Inc. 1.90%, 3/11/2025	5,000	5,188

		243,501

IT Services — 0.3%
DXC Technology Co. 4.13%, 4/15/2025	25,000	27,531
Fidelity National Information Services, Inc. 0.60%, 3/1/2024	15,000	15,003
Fiserv, Inc. 2.75%, 7/1/2024	18,000	19,085
Global Payments, Inc. 3.75%, 6/1/2023	15,000	15,846
International Business Machines Corp. 1.88%, 8/1/2022	80,000	81,516
Mastercard, Inc. 3.38%, 4/1/2024	12,000	13,000
PayPal Holdings, Inc. 2.40%, 10/1/2024	18,000	19,014
Visa, Inc. 2.80%, 12/14/2022	20,000	20,706

		211,701

Leisure Products — 0.0% (c)
Hasbro, Inc. 3.00%, 11/19/2024	26,000	27,743

Machinery — 0.2%
CNH Industrial NV (United Kingdom) 4.50%, 8/15/2023	34,000	36,842
Cummins, Inc. 0.75%, 9/1/2025	45,000	44,774
nVent Finance SARL (United Kingdom) 3.95%, 4/15/2023	15,000	15,722

		97,338

Media — 0.5%
Charter Communications Operating LLC
4.50%, 2/1/2024	35,000	38,251
4.91%, 7/23/2025	10,000	11,374

Investments	Principal Amount($)	Value($)
Comcast Corp.
3.60%, 3/1/2024	6,000	6,519
3.70%, 4/15/2024	29,000	31,591
3.38%, 2/15/2025	13,000	14,198
3.38%, 8/15/2025	15,000	16,452
3.95%, 10/15/2025	15,000	16,856
Discovery Communications LLC 3.90%, 11/15/2024	15,000	16,363
Fox Corp. 3.05%, 4/7/2025	14,000	15,008
Grupo Televisa SAB (Mexico) 6.63%, 3/18/2025	100,000	119,059
Omnicom Group, Inc. 3.65%, 11/1/2024	15,000	16,373
TCI Communications, Inc. 7.88%, 2/15/2026	7,000	9,096
Time Warner Entertainment Co. LP 8.38%, 3/15/2023	12,000	13,640
ViacomCBS, Inc.
3.50%, 1/15/2025	9,000	9,729
4.00%, 1/15/2026	14,000	15,563
WPP Finance 2010 (United Kingdom) 3.75%, 9/19/2024	5,000	5,469

		355,541

Metals & Mining — 0.0% (c)
Nucor Corp. 4.00%, 8/1/2023	7,000	7,480
Rio Tinto Finance USA Ltd. (Australia) 3.75%, 6/15/2025	15,000	16,670
Southern Copper Corp. (Peru) 3.50%, 11/8/2022	5,000	5,189

		29,339

Multiline Retail — 0.0% (c)
Target Corp. 2.25%, 4/15/2025	15,000	15,863

Multi-Utilities — 0.4%
Berkshire Hathaway Energy Co.
2.80%, 1/15/2023	15,000	15,573
3.75%, 11/15/2023	39,000	41,876
CenterPoint Energy, Inc. 3.85%, 2/1/2024	7,000	7,562
Delmarva Power & Light Co. 3.50%, 11/15/2023	35,000	37,439
Dominion Energy, Inc.
Series B, 2.75%, 1/15/2022	9,000	9,121
3.07%, 8/15/2024 (e)	38,000	40,522
DTE Energy Co. Series D, 3.70%, 8/1/2023	18,000	19,202
NiSource, Inc. 0.95%, 8/15/2025	30,000	29,886

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Sempra Energy
2.88%, 10/1/2022	23,000	23,603
4.05%, 12/1/2023	7,000	7,542

		232,326

Oil, Gas & Consumable Fuels — 1.7%
BP Capital Markets America, Inc.
2.75%, 5/10/2023	15,000	15,708
3.22%, 4/14/2024	21,000	22,534
3.41%, 2/11/2026	13,000	14,330
BP Capital Markets plc (United Kingdom)
2.75%, 5/10/2023	8,000	8,371
3.99%, 9/26/2023	43,000	46,601
Canadian Natural Resources Ltd. (Canada) 3.90%, 2/1/2025	16,000	17,422
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	12,000	13,798
Chevron Corp.
2.41%, 3/3/2022	10,000	10,131
1.14%, 5/11/2023	6,000	6,102
1.55%, 5/11/2025	35,000	36,062
Chevron USA, Inc.
0.33%, 8/12/2022	55,000	55,069
0.43%, 8/11/2023	49,000	49,240
3.90%, 11/15/2024	15,000	16,590
Ecopetrol SA (Colombia) 4.13%, 1/16/2025	5,000	5,252
Energy Transfer LP
4.90%, 2/1/2024	27,000	29,506
4.25%, 4/1/2024	16,000	17,334
2.90%, 5/15/2025	15,000	15,815
4.75%, 1/15/2026	7,000	7,869
Enterprise Products Operating LLC
3.50%, 2/1/2022	28,000	28,604
3.75%, 2/15/2025	46,000	50,410
Series D, (ICE LIBOR USD 3 Month + 2.99%), 4.88%, 8/16/2077 (d)	8,000	7,806
EOG Resources, Inc. 2.63%, 3/15/2023	25,000	25,895
Equinor ASA (Norway) 2.88%, 4/6/2025	52,000	55,869
Exxon Mobil Corp.
2.73%, 3/1/2023	20,000	20,791
3.18%, 3/15/2024	41,000	43,920
2.02%, 8/16/2024	15,000	15,716
2.99%, 3/19/2025	25,000	26,988
3.04%, 3/1/2026	9,000	9,813
Kinder Morgan Energy Partners LP
4.15%, 3/1/2022	15,000	15,428
4.15%, 2/1/2024	21,000	22,778
Marathon Petroleum Corp.
4.50%, 5/1/2023	21,000	22,479
4.70%, 5/1/2025	15,000	17,008

Investments	Principal Amount($)	Value($)
MPLX LP 4.88%, 12/1/2024	46,000	51,891
ONEOK Partners LP
3.38%, 10/1/2022	15,000	15,464
5.00%, 9/15/2023	24,000	26,048
ONEOK, Inc. 2.20%, 9/15/2025	30,000	30,917
Petroleos Mexicanos (Mexico) 6.84%, 1/23/2030(f)	1	1
Phillips 66
3.85%, 4/9/2025	10,000	11,044
1.30%, 2/15/2026	19,000	19,077
Pioneer Natural Resources Co. 1.13%, 1/15/2026	15,000	14,876
Plains All American Pipeline LP 3.85%, 10/15/2023	15,000	15,899
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	36,000	41,377
Suncor Energy, Inc. (Canada) 3.10%, 5/15/2025	26,000	27,981
Total Capital International SA (France) 3.75%, 4/10/2024	20,000	21,874
Valero Energy Corp. 2.85%, 4/15/2025	20,000	21,241
Williams Cos., Inc. (The)
3.60%, 3/15/2022	15,000	15,304
4.50%, 11/15/2023	36,000	39,189
3.90%, 1/15/2025	25,000	27,431

		1,130,853

Paper & Forest Products — 0.1%
Fibria Overseas Finance Ltd. (Brazil) 4.00%, 1/14/2025	15,000	16,206
Georgia-Pacific LLC 8.00%, 1/15/2024	15,000	17,884

		34,090

Personal Products — 0.0% (c)
Estee Lauder Cos., Inc. (The) 2.00%, 12/1/2024	17,000	17,914

Pharmaceuticals — 0.6%
AstraZeneca plc (United Kingdom)
3.50%, 8/17/2023	15,000	15,995
3.38%, 11/16/2025	5,000	5,501
Bristol-Myers Squibb Co.
3.25%, 11/1/2023	15,000	16,067
2.90%, 7/26/2024	11,000	11,793
3.88%, 8/15/2025	8,000	8,973
0.75%, 11/13/2025	58,000	57,681
Eli Lilly & Co. 2.75%, 6/1/2025	15,000	16,103

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
GlaxoSmithKline Capital plc (United Kingdom) 3.00%, 6/1/2024	18,000	19,322
GlaxoSmithKline Capital, Inc. (United Kingdom) 3.38%, 5/15/2023	18,000	19,080
Johnson & Johnson
2.25%, 3/3/2022	20,000	20,284
3.38%, 12/5/2023	41,000	44,338
0.55%, 9/1/2025	98,000	97,435
Merck & Co., Inc.
2.40%, 9/15/2022	6,000	6,136
2.75%, 2/10/2025	35,000	37,496
0.75%, 2/24/2026	7,000	6,967
Mylan, Inc. 4.20%, 11/29/2023	15,000	16,140
Pfizer, Inc. 3.40%, 5/15/2024	15,000	16,364

		415,675

Professional Services — 0.0% (c)
Verisk Analytics, Inc. 4.13%, 9/12/2022	17,000	17,782

Road & Rail — 0.2%
Burlington Northern Santa Fe LLC
3.00%, 3/15/2023	15,000	15,638
3.85%, 9/1/2023	4,000	4,284
3.75%, 4/1/2024	8,000	8,681
3.65%, 9/1/2025	8,000	8,861
CSX Corp. 3.40%, 8/1/2024	20,000	21,633
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	5,000	5,586
Norfolk Southern Corp. 3.85%, 1/15/2024	10,000	10,786
Ryder System, Inc.
3.75%, 6/9/2023	15,000	15,935
4.63%, 6/1/2025	8,000	9,072
Union Pacific Corp.
2.95%, 3/1/2022	6,000	6,124
4.16%, 7/15/2022	22,000	22,749
3.75%, 7/15/2025	15,000	16,721

		146,070

Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc. 3.13%, 12/5/2023	6,000	6,370
Broadcom Corp. 3.13%, 1/15/2025	25,000	26,735
Broadcom, Inc.
3.63%, 10/15/2024	62,000	67,417
4.70%, 4/15/2025	12,000	13,535
Intel Corp.
2.35%, 5/11/2022	16,000	16,296
2.70%, 12/15/2022	30,000	31,139
3.40%, 3/25/2025	20,000	21,949

Investments	Principal Amount($)	Value($)
Microchip Technology, Inc. 4.33%, 6/1/2023	5,000	5,358
NXP BV (China) 4.88%, 3/1/2024 (b)	17,000	18,842
QUALCOMM, Inc. 2.60%, 1/30/2023	39,000	40,476
Texas Instruments, Inc. 1.38%, 3/12/2025	66,000	67,820

		315,937

Software — 0.5%
Adobe, Inc. 1.90%, 2/1/2025	9,000	9,399
Microsoft Corp.
2.38%, 2/12/2022	35,000	35,472
2.65%, 11/3/2022	34,000	35,060
3.63%, 12/15/2023	15,000	16,169
2.70%, 2/12/2025	25,000	26,884
Oracle Corp.
2.50%, 5/15/2022	15,000	15,266
2.50%, 10/15/2022	16,000	16,488
2.40%, 9/15/2023	75,000	78,124
3.40%, 7/8/2024	16,000	17,247
2.95%, 11/15/2024	25,000	26,750
1.65%, 3/25/2026	14,000	14,201
VMware, Inc. 2.95%, 8/21/2022	15,000	15,429

		306,489

Specialty Retail — 0.2%
AutoZone, Inc. 2.88%, 1/15/2023	14,000	14,468
Home Depot, Inc. (The) 2.70%, 4/1/2023	15,000	15,598
Lowe’s Cos., Inc.
3.13%, 9/15/2024	30,000	32,266
3.38%, 9/15/2025	32,000	35,119
TJX Cos., Inc. (The) 3.50%, 4/15/2025	25,000	27,314

		124,765

Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.
2.50%, 2/9/2022	10,000	10,143
2.10%, 9/12/2022	15,000	15,348
2.85%, 2/23/2023	15,000	15,618
2.40%, 5/3/2023	15,000	15,616
0.75%, 5/11/2023	13,000	13,133
3.45%, 5/6/2024	10,000	10,885
2.85%, 5/11/2024	16,000	17,093
1.80%, 9/11/2024	18,000	18,771
2.75%, 1/13/2025	10,000	10,734
2.50%, 2/9/2025	20,000	21,315
1.13%, 5/11/2025	24,000	24,364
0.55%, 8/20/2025	30,000	29,764
0.70%, 2/8/2026	55,000	54,545

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Dell International LLC
4.00%, 7/15/2024 (b)	15,000	16,328
5.85%, 7/15/2025 (b)	16,000	18,783
Hewlett Packard Enterprise Co.
1.45%, 4/1/2024	16,000	16,335
4.65%, 10/1/2024	15,000	16,758
HP, Inc.
4.05%, 9/15/2022	12,000	12,554
2.20%, 6/17/2025	77,000	80,522

		418,609

Textiles, Apparel & Luxury Goods — 0.0%(c)
NIKE, Inc. 2.40%, 3/27/2025	20,000	21,219

Tobacco — 0.2%
BAT Capital Corp. (United Kingdom) 2.79%, 9/6/2024	65,000	68,504
Philip Morris International, Inc.
2.63%, 3/6/2023	20,000	20,838
2.13%, 5/10/2023	25,000	25,821
1.50%, 5/1/2025	10,000	10,241
Reynolds American, Inc. (United Kingdom) 4.45%, 6/12/2025	16,000	17,793

		143,197

Trading Companies & Distributors — 0.4%
Air Lease Corp.
2.75%, 1/15/2023	32,000	33,077
3.00%, 9/15/2023	15,000	15,721
2.88%, 1/15/2026	26,000	27,232
Aircastle Ltd. 4.13%, 5/1/2024	6,000	6,389
BOC Aviation Ltd. (Singapore) 3.00%, 5/23/2022(f)	200,000	203,318

		285,737

Water Utilities — 0.0% (c)
American Water Capital Corp. 3.40%, 3/1/2025	6,000	6,538

Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc. 3.50%, 4/15/2025	30,000	32,621
Vodafone Group plc (United Kingdom)
3.75%, 1/16/2024	20,000	21,738
4.13%, 5/30/2025	8,000	8,962

		63,321

TOTAL CORPORATE BONDS (Cost $16,299,189)		16,563,493

Investments	Principal Amount($)	Value($)
MORTGAGE-BACKED SECURITIES — 8.0%
FHLMC Gold Pools, 15 Year
Pool # J14776, 3.00%, 3/1/2026	12,695	13,383
Pool # G14783, 3.50%, 10/1/2026	12,392	13,245
Pool # G14415, 2.50%, 4/1/2027	21,680	22,661
Pool # J20134, 3.00%, 8/1/2027	8,399	8,856
Pool # G18452, 2.50%, 12/1/2027	32,757	34,238
Pool # E04178, 2.50%, 2/1/2028	9,491	9,926
Pool # J22899, 2.00%, 3/1/2028	17,866	18,527
Pool # J23906, 2.50%, 5/1/2028	33,857	35,394
Pool # J23582, 3.00%, 5/1/2028	13,560	14,337
Pool # J24561, 2.50%, 6/1/2028	7,508	7,863
Pool # G15724, 4.00%, 1/1/2029	2,843	3,031
Pool # G16577, 4.00%, 1/1/2029	6,104	6,522
Pool # G18511, 2.50%, 5/1/2029	5,814	6,090
Pool # G18512, 3.00%, 5/1/2029	10,595	11,199
Pool # G15164, 3.00%, 9/1/2029	4,840	5,119
Pool # G18533, 2.50%, 12/1/2029	9,357	9,800
Pool # G18549, 2.50%, 4/1/2030	26,293	27,529
Pool # G16749, 2.00%, 7/1/2030	8,481	8,795
Pool # G15520, 3.00%, 7/1/2030	12,278	13,016
Pool # G18568, 2.50%, 9/1/2030	12,631	13,224
Pool # J33012, 3.00%, 10/1/2030	29,585	31,365
Pool # G18587, 3.00%, 2/1/2031	13,367	14,133
Pool # G18600, 2.50%, 5/1/2031	9,281	9,737
Pool # G16028, 3.00%, 8/1/2031	7,299	7,733

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # G18611, 2.50%, 9/1/2031	16,855	17,683
Pool # J35495, 2.50%, 10/1/2031	28,085	29,649
Pool # G18620, 3.00%, 11/1/2031	9,989	10,563
Pool # G18626, 2.50%, 1/1/2032	56,522	59,299
Pool # G18632, 3.00%, 2/1/2032	9,880	10,447
Pool # J37147, 3.00%, 6/1/2032	10,680	11,358
Pool # G16207, 3.50%, 7/1/2032	9,758	10,560
Pool # J38058, 3.00%, 11/1/2032	31,591	33,615
Pool # J39602, 3.00%, 9/1/2033	18,566	19,750
Pool # J39722, 3.00%, 10/1/2033	9,587	10,178
Pool # G18713, 3.50%, 11/1/2033	19,042	20,386
Pool # G18715, 3.00%, 12/1/2033	7,083	7,474
Pool # G16756, 3.50%, 1/1/2034	9,048	9,729
Pool # G18720, 3.50%, 1/1/2034	5,142	5,504
Pool # G18723, 3.50%, 2/1/2034	4,746	5,081
Pool # G18726, 3.50%, 3/1/2034	4,318	4,618
FHLMC UMBS, 15 Year
Pool # ZK2607, 3.50%, 10/1/2025	2,829	3,024
Pool # ZK2904, 3.50%, 1/1/2026	8,647	9,238
Pool # ZS6596, 3.00%, 11/1/2027	6,790	7,171
Pool # ZK5208, 2.50%, 3/1/2028	22,885	23,963
Pool # ZA2838, 2.50%, 4/1/2028	8,437	8,828
Pool # ZK5814, 3.00%, 7/1/2028	21,297	22,518
Pool # ZK5986, 3.50%, 9/1/2028	6,791	7,297
Pool # ZK6024, 3.50%, 9/1/2028	16,421	17,643
Pool # ZK6594, 3.00%, 4/1/2029	5,610	5,931
Pool # ZK6713, 3.00%, 6/1/2029	13,805	14,603

Investments	Principal Amount($)	Value($)
Pool # ZK6827, 3.00%, 8/1/2029	7,798	8,249
Pool # ZS8598, 3.00%, 2/1/2031	16,165	17,091
Pool # ZS8617, 2.50%, 8/1/2031	20,227	21,218
Pool # ZS8622, 3.00%, 9/1/2031	17,720	18,736
Pool # SB0084, 3.00%, 2/1/2032	7,023	7,425
Pool # ZS7938, 2.50%, 1/1/2033	2,622	2,756
Pool # ZS7988, 3.50%, 2/1/2033	13,541	14,632
Pool # ZK9341, 3.00%, 3/1/2033	3,574	3,801
Pool # ZT0716, 3.00%, 10/1/2033	4,008	4,228
Pool # SB0257, 4.00%, 11/1/2033	5,204	5,559
Pool # SB0194, 2.50%, 12/1/2033	8,092	8,470
Pool # ZT1725, 3.50%, 1/1/2034	2,468	2,654
Pool # ZT1799, 3.50%, 3/1/2034	2,303	2,465
Pool # SB8008, 2.50%, 8/1/2034	7,631	7,966
Pool # SB8013, 2.50%, 9/1/2034	4,967	5,185
Pool # SB8010, 2.50%, 10/1/2034	9,744	10,171
Pool # SB8012, 3.50%, 10/1/2034	5,162	5,526
Pool # SB0109, 2.50%, 11/1/2034	32,119	33,738
Pool # QN1052, 3.00%, 11/1/2034	6,361	6,723
Pool # SB8017, 3.50%, 11/1/2034	9,407	10,070
Pool # SB8021, 3.00%, 12/1/2034	7,499	7,896
Pool # SB0260, 2.50%, 2/1/2035	13,260	13,841
Pool # SB0264, 2.50%, 2/1/2035	21,178	22,337
Pool # QN2057, 3.00%, 5/1/2035	14,978	16,057
Pool # SB0345, 2.00%, 6/1/2035	88,443	91,717
Pool # SB0401, 2.00%, 7/1/2035	24,296	25,113

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # SB0394, 2.50%, 7/1/2035	14,155	14,776
Pool # SB8501, 2.00%, 8/1/2035	101,206	104,953
Pool # SB0406, 2.50%, 8/1/2035	26,913	28,347
Pool # SB8067, 1.50%, 9/1/2035	29,653	30,044
Pool # SB8061, 2.00%, 9/1/2035	117,393	121,344
Pool # SB8062, 2.50%, 9/1/2035	61,544	64,313
Pool # RC1591, 1.50%, 10/1/2035	71,464	72,454
Pool # SB8068, 1.50%, 10/1/2035	23,038	23,341
Pool # SB0430, 2.00%, 10/1/2035	38,223	39,534
Pool # QN4391, 1.50%, 11/1/2035	100,765	102,247
Pool # QN4278, 2.00%, 11/1/2035	9,216	9,539
Pool # QN4490, 1.50%, 12/1/2035	104,393	105,799
Pool # SB0450, 2.00%, 12/1/2035	54,723	56,765
Pool # QN4861, 1.50%, 1/1/2036	82,755	83,849
Pool # SB8088, 1.50%, 2/1/2036	39,556	40,077
Pool # QN5598, 1.50%, 3/1/2036	149,076	151,281
Pool # SB8098, 2.00%, 4/1/2036	126,206	130,498
FNMA UMBS, 15 Year
Pool # AE0988, 4.00%, 9/1/2025	3,460	3,691
Pool # AD5093, 3.50%, 10/1/2025	4,660	4,981
Pool # AL1168, 3.50%, 1/1/2026	3,744	4,006
Pool # AL0519, 4.00%, 3/1/2026	3,420	3,654
Pool # AH9695, 4.00%, 4/1/2026	4,674	4,982
Pool # AL4643, 4.00%, 7/1/2026	4,286	4,572
Pool # AB4086, 3.00%, 12/1/2026	17,091	18,015
Pool # 890405, 3.50%, 1/1/2027	17,892	19,131
Pool # AJ9357, 3.50%, 1/1/2027	8,719	9,332

Investments	Principal Amount($)	Value($)
Pool # AW7396, 3.50%, 1/1/2027	8,725	9,321
Pool # AK3264, 3.00%, 2/1/2027	8,837	9,315
Pool # AW7395, 3.00%, 2/1/2027	8,174	8,615
Pool # AK5412, 3.00%, 3/1/2027	8,117	8,564
Pool # AL1746, 3.50%, 3/1/2027	4,983	5,333
Pool # AB5095, 3.00%, 5/1/2027	9,038	9,543
Pool # AO4079, 3.00%, 5/1/2027	13,046	13,753
Pool # AL2224, 3.50%, 7/1/2027	9,364	10,018
Pool # AQ5118, 2.50%, 11/1/2027	6,191	6,470
Pool # AQ1688, 2.00%, 12/1/2027	6,384	6,618
Pool # MA1277, 2.50%, 12/1/2027	51,900	54,235
Pool # AR1045, 2.50%, 1/1/2028	12,549	13,114
Pool # AL3041, 2.00%, 2/1/2028	8,820	9,144
Pool # AR3175, 2.50%, 2/1/2028	12,931	13,526
Pool # AR4180, 2.50%, 2/1/2028	28,614	29,952
Pool # AL3060, 3.00%, 2/1/2028	22,681	23,910
Pool # AT2769, 2.00%, 5/1/2028	11,854	12,290
Pool # AL3764, 3.50%, 5/1/2028	13,066	14,037
Pool # MA1467, 2.00%, 6/1/2028	6,896	7,150
Pool # BM3954, 2.50%, 12/1/2028	45,143	47,181
Pool # AV8783, 3.00%, 1/1/2029	13,300	14,062
Pool # AV4793, 3.50%, 5/1/2029	9,112	9,790
Pool # AW3641, 3.00%, 6/1/2029	13,035	13,776
Pool # AL8851, 2.50%, 9/1/2029	14,723	15,417
Pool # AW8317, 2.50%, 9/1/2029	7,260	7,602
Pool # AL7205, 3.50%, 12/1/2029	2,887	3,102

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # AX7696, 3.00%, 1/1/2030	21,567	22,793
Pool # BM4304, 3.00%, 2/1/2030	4,594	4,842
Pool # AS4489, 2.50%, 3/1/2030	2,722	2,851
Pool # AY6338, 2.50%, 3/1/2030	41,829	43,782
Pool # AL6583, 3.00%, 3/1/2030	5,966	6,313
Pool # AS4678, 3.00%, 3/1/2030	27,427	29,015
Pool # AS4860, 2.50%, 5/1/2030	21,068	22,082
Pool # AL9852, 3.00%, 9/1/2030	18,404	19,469
Pool # BC0035, 3.00%, 11/1/2030	42,127	45,020
Pool # BA6893, 2.50%, 2/1/2031	5,582	5,843
Pool # BC1973, 2.50%, 3/1/2031	20,843	21,861
Pool # BC9099, 2.50%, 3/1/2031	7,740	8,101
Pool # BC2482, 3.00%, 3/1/2031	19,124	20,216
Pool # AL9421, 4.00%, 3/1/2031	5,298	5,648
Pool # FM4246, 4.00%, 3/1/2031	11,645	12,442
Pool # AS7067, 3.50%, 4/1/2031	6,349	6,824
Pool # BD4574, 2.00%, 6/1/2031	2,285	2,370
Pool # FM1336, 3.50%, 6/1/2031	8,891	9,553
Pool # AS7467, 2.50%, 7/1/2031	10,318	10,822
Pool # AS7606, 2.50%, 7/1/2031	33,278	34,922
Pool # AS7620, 2.50%, 7/1/2031	72,771	76,329
Pool # AS7657, 2.50%, 8/1/2031	17,014	17,881
Pool # MA2803, 2.50%, 11/1/2031	48,421	50,788
Pool # FM1324, 3.00%, 11/1/2031	20,101	21,191
Pool # FM1773, 3.00%, 12/1/2031	25,915	27,352
Pool # BE5622, 2.50%, 1/1/2032	4,492	4,712

Investments	Principal Amount($)	Value($)
Pool # MA3187, 2.50%, 11/1/2032	19,548	20,465
Pool # MA3188, 3.00%, 11/1/2032	4,820	5,090
Pool # 890822, 3.00%, 12/1/2032	57,668	61,257
Pool # BM3207, 3.00%, 12/1/2032	15,286	16,253
Pool # BM3276, 3.50%, 12/1/2032	13,215	14,207
Pool # BM5108, 3.00%, 2/1/2033	42,022	44,378
Pool # CA1089, 3.00%, 2/1/2033	10,260	10,910
Pool # FM1309, 2.00%, 3/1/2033	3,924	4,069
Pool # FM3937, 3.00%, 4/1/2033	11,213	11,884
Pool # MA3437, 3.00%, 8/1/2033	7,336	7,738
Pool # CA2407, 4.00%, 9/1/2033	12,825	13,745
Pool # FM4036, 2.50%, 12/1/2033	13,508	14,141
Pool # BN3975, 3.00%, 1/1/2034	1,413	1,490
Pool # MA3559, 3.50%, 1/1/2034	3,014	3,226
Pool # MA3588, 3.50%, 2/1/2034	12,193	13,052
Pool # MA3589, 4.00%, 2/1/2034	13,841	14,748
Pool # MA3631, 3.00%, 4/1/2034	13,678	14,401
Pool # FM1810, 4.00%, 4/1/2034	5,160	5,552
Pool # FM1071, 3.50%, 5/1/2034	10,816	11,716
Pool # MA3709, 2.50%, 6/1/2034	7,954	8,302
Pool # MA3729, 2.50%, 7/1/2034	2,669	2,786
Pool # MA3695, 3.00%, 7/1/2034	5,702	6,003
Pool # BJ5549, 3.00%, 8/1/2034	3,267	3,454
Pool # FM2403, 3.50%, 9/1/2034	13,558	14,596
Pool # FM5400, 2.50%, 10/1/2034	17,568	18,426
Pool # MA3797, 2.50%, 10/1/2034	5,124	5,348

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # BO4944, 2.50%, 11/1/2034	39,550	41,537
Pool # FM1900, 2.50%, 11/1/2034	11,700	12,337
Pool # MA3827, 2.50%, 11/1/2034	67,910	70,879
Pool # MA3828, 3.00%, 11/1/2034	13,092	13,784
Pool # FM4671, 3.50%, 1/1/2035	3,869	4,191
Pool # MA3956, 3.00%, 3/1/2035	39,590	41,757
Pool # MA4012, 2.00%, 5/1/2035	126,731	130,995
Pool # MA4013, 2.50%, 5/1/2035	31,690	33,087
Pool # FM3493, 3.50%, 5/1/2035	10,995	11,832
Pool # BP5762, 2.50%, 6/1/2035	50,226	52,440
Pool # FM3654, 3.00%, 6/1/2035	34,768	36,947
Pool # MA4074, 2.00%, 7/1/2035	79,490	82,164
Pool # MA4075, Class 177, 2.50%, 7/1/2035	18,703	19,527
Pool # FM6000, 3.00%, 7/1/2035	18,426	19,473
Pool # MA4095, 2.00%, 8/1/2035	90,934	93,993
Pool # FM3936, 2.50%, 8/1/2035	16,212	17,028
Pool # MA4099, 2.50%, 8/1/2035	43,781	45,733
Pool # MA4122, 1.50%, 9/1/2035	13,874	14,057
Pool # MA4123, 2.00%, 9/1/2035	84,327	87,164
Pool # MA4154, 1.50%, 10/1/2035	108,921	110,358
Pool # CA7497, 2.50%, 10/1/2035	13,004	13,700
Pool # FM4368, 1.50%, 11/1/2035	35,099	35,562
Pool # FM4850, 2.00%, 11/1/2035	48,153	49,813
Pool # MA4179, 2.00%, 11/1/2035	51,098	52,817
Pool # MA4180, 2.50%, 11/1/2035	31,168	32,614
Pool # FM5396, 2.00%, 12/1/2035	61,790	64,139

Investments	Principal Amount($)	Value($)
Pool # MA4206, 2.00%, 12/1/2035	14,052	14,525
Pool # CA8788, 2.00%, 1/1/2036	87,551	90,517
Pool # FM6510, 2.00%, 3/1/2036	41,370	42,943
Pool # FM6512, 2.00%, 3/1/2036	44,294	45,934
Pool # MA4298, 2.50%, 3/1/2036	27,505	28,831
Pool # MA4301, 1.00%, 4/1/2036	32,569	32,312
Pool # MA4329, 2.00%, 5/1/2036	139,246	143,981
FNMA UMBS, 30 Year
Pool # AE0828, 3.50%, 2/1/2041	12,615	13,609
GNMA II, 15 Year
Pool # 796502, 3.00%, 4/20/2022	2,238	2,360
Pool # MA1134, 3.00%, 7/20/2028	9,651	10,171
Pool # MA4559, 3.00%, 7/20/2032	9,730	10,276
Pool # MA6906, 2.50%, 10/20/2035	20,513	21,446
Pool # MA7107, 2.50%, 1/20/2036	31,015	32,425

TOTAL MORTGAGE-BACKED SECURITIES (Cost $5,244,646)		5,290,337

SUPRANATIONAL — 3.1%
African Development Bank (Supranational)
3.00%, 12/6/2021	12,000	12,178
1.63%, 9/16/2022	84,000	85,595
3.00%, 9/20/2023	15,000	15,944
Asian Development Bank (Supranational)
0.63%, 4/7/2022	93,000	93,412
1.88%, 8/10/2022	45,000	45,929
2.75%, 3/17/2023	53,000	55,427
1.50%, 10/18/2024	30,000	31,029
2.00%, 1/22/2025	23,000	24,212
0.63%, 4/29/2025	74,000	74,050
0.38%, 9/3/2025	9,000	8,882
Asian Infrastructure Investment Bank (The) (Supranational)
2.25%, 5/16/2024	101,000	106,514
0.50%, 5/28/2025	60,000	59,597
Corp. Andina de Fomento (Supranational) 3.75%, 11/23/2023	38,000	40,685

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
European Bank for Reconstruction & Development (Supranational)
1.50%, 2/13/2025	30,000	31,028
0.50%, 5/19/2025	5,000	4,975
0.50%, 11/25/2025	30,000	29,685
European Investment Bank (Supranational)
2.25%, 8/15/2022	90,000	92,286
1.38%, 9/6/2022	15,000	15,234
2.50%, 3/15/2023	145,000	150,993
3.25%, 1/29/2024	13,000	14,017
2.25%, 6/24/2024	48,000	50,742
2.50%, 10/15/2024	39,000	41,662
1.63%, 3/14/2025	61,000	63,389
0.38%, 12/15/2025	64,000	62,955
Inter-American Development Bank (Supranational)
1.75%, 4/14/2022	70,000	70,999
1.75%, 9/14/2022	43,000	43,883
2.50%, 1/18/2023	36,000	37,357
0.50%, 5/24/2023	17,000	17,097
0.25%, 11/15/2023	54,000	53,986
3.00%, 2/21/2024	16,000	17,159
0.63%, 7/15/2025	43,000	42,917
International Bank for Reconstruction & Development (Supranational)
2.13%, 7/1/2022	5,000	5,107
1.88%, 6/19/2023	19,000	19,647
2.50%, 3/19/2024	37,000	39,236
2.50%, 11/25/2024	15,000	16,038
2.13%, 3/3/2025	29,000	30,677
0.75%, 3/11/2025	22,000	22,150
0.63%, 4/22/2025	72,000	72,090
0.38%, 7/28/2025	250,000	247,077
2.50%, 7/29/2025	34,000	36,568
International Finance Corp. (Supranational)
2.88%, 7/31/2023	30,000	31,711
1.38%, 10/16/2024	15,000	15,456
0.38%, 7/16/2025	15,000	14,830

TOTAL SUPRANATIONAL (Cost $2,029,032)		2,044,405

U.S. GOVERNMENT AGENCY SECURITIES — 2.7%
FFCB Funding Corp.
3.00%, 10/19/2021	50,000	50,561
0.38%, 4/8/2022	50,000	50,135
0.13%, 11/23/2022	40,000	39,994
FHLB
2.38%, 9/10/2021	25,000	25,152
1.63%, 11/19/2021	20,000	20,147
2.25%, 3/11/2022	45,000	45,754
2.50%, 3/11/2022	70,000	71,330

Investments	Principal Amount($)	Value($)
2.13%, 6/10/2022	20,000	20,420
2.50%, 2/13/2024	225,000	238,993
1.50%, 8/15/2024	60,000	62,174
0.50%, 4/14/2025	120,000	119,807
FHLMC
0.38%, 5/5/2023	50,000	50,209
0.25%, 6/26/2023	125,000	125,239
0.25%, 8/24/2023	55,000	55,064
0.25%, 9/8/2023	93,000	93,105
0.30%, 9/28/2023	50,000	50,022
0.38%, 3/25/2024	27,000	26,973
1.50%, 2/12/2025	62,000	64,320
0.38%, 7/21/2025	39,000	38,637
0.38%, 9/23/2025	50,000	49,425
FNMA
2.00%, 10/5/2022	22,000	22,553
0.25%, 5/22/2023	156,000	156,267
2.88%, 9/12/2023	60,000	63,621
1.75%, 7/2/2024	15,000	15,636
2.63%, 9/6/2024	41,000	44,080
1.63%, 10/15/2024	40,000	41,628
1.63%, 1/7/2025	40,000	41,650
0.63%, 4/22/2025	40,000	40,127
0.50%, 6/17/2025	32,000	31,903
0.50%, 11/7/2025	15,000	14,884
Israel Government AID Bond (Israel) 5.50%, 4/26/2024	15,000	17,192
Tennessee Valley Authority
1.88%, 8/15/2022	10,000	10,204
2.88%, 9/15/2024	20,000	21,590

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,813,019)		1,818,796

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.5%
Benchmark Mortgage Trust
Series 2018-B3, Class A3, 3.75%, 4/10/2051	25,000	27,099
Series 2019-B12, Class A2, 3.00%, 8/15/2052	7,000	7,396
Series 2020-B17, Class A2, 2.21%, 3/15/2053	50,000	51,903
CD Mortgage Trust
Series 2017-CD6, Class ASB, 3.33%, 11/13/2050	50,000	54,280
CGMS Commercial Mortgage Trust
Series 2017-B1, Class AAB, 3.24%, 8/15/2050	16,000	17,340

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4, 4.13%, 11/10/2046	20,000	21,527
Series 2015-GC35, Class AAB, 3.61%, 11/10/2048	35,824	38,020
Series 2016-C1, Class AAB, 3.00%, 5/10/2049	11,794	12,409
Series 2020-GC46, Class A2, 2.71%, 2/15/2053	20,000	20,980
Commercial Mortgage Trust
Series 2013-CR6, Class A4, 3.10%, 3/10/2046	15,000	15,529
Series 2014-CR16, Class A3, 3.78%, 4/10/2047	24,969	26,760
Series 2014-LC15, Class A4, 4.01%, 4/10/2047	20,000	21,637
Series 2014-UBS3, Class A3, 3.55%, 6/10/2047	42,968	45,929
Series 2014-UBS4, Class A5, 3.69%, 8/10/2047	50,000	54,039
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	32,000	35,368
Series 2013-CR11, Class ASB, 3.66%, 8/10/2050	10,484	10,845
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 8/15/2048	40,000	43,927
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K016, Class A2, 2.97%, 10/25/2021	24,884	25,006
Series K019, Class A2, 2.27%, 3/25/2022	15,070	15,229
Series K020, Class A2, 2.37%, 5/25/2022	9,986	10,140
Series K720, Class A2, 2.72%, 6/25/2022	15,000	15,243
Series K027, Class A2, 2.64%, 1/25/2023	26,000	26,865
Series K028, Class A2, 3.11%, 2/25/2023	10,000	10,415
Series K042, Class A1, 2.27%, 6/25/2024	69,265	71,064
Series K044, Class A2, 2.81%, 1/25/2025	16,000	17,115
Series K046, Class A2, 3.21%, 3/25/2025	26,000	28,345
Series K733, Class A2, 3.75%, 8/25/2025	100,000	111,103
Series K737, Class A1, 2.12%, 6/25/2026	59,006	61,108
Series K077, Class A1, 3.70%, 3/25/2028	53,895	59,830

Investments	Principal Amount($)	Value($)
FNMA ACES
Series 2017-M10, Class AV2, 2.55%, 7/25/2024 (g)	13,863	14,545
Series 2017-M7, Class A1, 2.60%, 12/25/2026	47,944	50,122
GS Mortgage Securities Trust
Series 2014-GC18, Class A4, 4.07%, 1/10/2047	30,000	32,255
Series 2014-GC18, Class AS, 4.38%, 1/10/2047	17,000	17,928
Series 2015-GC32, Class A4, 3.76%, 7/10/2048	50,000	55,129
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class ASB, 3.71%, 1/15/2047	10,309	10,752
Series 2014-C19, Class C, 4.67%, 4/15/2047 ‡(g)	10,000	10,589
Series 2014-C22, Class AS, 4.11%, 9/15/2047	15,000	16,136
Series 2014-C23, Class C, 4.48%, 9/15/2047 ‡(g)	20,000	20,770
Series 2015-C32, Class B, 4.39%, 11/15/2048 ‡(g)	23,000	23,367
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11, Class C, 3.96%, 4/15/2046 ‡(g)	22,000	20,900
Series 2013-C10, Class AS, 3.37%, 12/15/2047 ‡	20,000	20,807
Series 2015-JP1, Class D, 4.23%, 1/15/2049 ‡(g)	10,000	9,532
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class A4, 3.18%, 8/15/2045	12,000	12,207
Series 2014-C19, Class A3, 3.25%, 12/15/2047	5,982	6,382
Series 2015-C25, Class ASB, 3.38%, 10/15/2048	35,486	37,268
Series 2015-C25, Class B, 4.52%, 10/15/2048 ‡(g)	20,000	22,090
Series 2015-C23, Class A3, 3.45%, 7/15/2050	43,773	47,469
UBS Commercial Mortgage Trust
Series 2018-C13, Class A2, 4.21%, 10/15/2051	6,739	7,187
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	23,000	23,991

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class B, 4.14%, 10/15/2045 ‡	14,000	14,450
Series 2013-LC12, Class A4, 4.22%, 7/15/2046 (g)	12,000	12,772
Series 2015-C31, Class A4, 3.70%, 11/15/2048	104,000	115,001
Series 2019-C54, Class A2, 3.01%, 12/15/2052	35,000	37,047
WFRBS Commercial Mortgage Trust
Series 2012-C7, Class AS, 4.09%, 6/15/2045 (g)	32,000	32,755
Series 2012-C10, Class A3, 2.88%, 12/15/2045	12,000	12,324
Series 2012-C10, Class B, 3.74%, 12/15/2045 ‡	15,000	14,416
Series 2014-C20, Class A5, 4.00%, 5/15/2047	12,000	13,016

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,651,415)		1,667,658

FOREIGN GOVERNMENT SECURITIES — 1.1%
Canada Government Bond (Canada) 1.63%, 1/22/2025	10,000	10,400
Export Development Canada (Canada)
2.50%, 1/24/2023	35,000	36,328
2.75%, 3/15/2023	25,000	26,138
2.63%, 2/21/2024	40,000	42,481
Hungary Government Bond (Hungary)
5.75%, 11/22/2023	7,000	7,904
5.38%, 3/25/2024	68,000	77,090
Italian Republic Government Bond (Italy) 6.88%, 9/27/2023	5,000	5,699
Oriental Republic of Uruguay (Uruguay) 8.00%, 11/18/2022	8,667	9,366
Province of Alberta (Canada) 1.00%, 5/20/2025	25,000	25,244
Province of British Columbia (Canada)
2.00%, 10/23/2022	25,000	25,632
1.75%, 9/27/2024	24,000	24,986
Province of Ontario (Canada)
3.05%, 1/29/2024	16,000	17,123
3.20%, 5/16/2024	15,000	16,204
Province of Quebec (Canada)
2.63%, 2/13/2023	20,000	20,806
2.50%, 4/9/2024	15,000	15,890
1.50%, 2/11/2025	10,000	10,320

Investments	Principal Amount($)	Value($)
Republic of Panama (Panama) 7.13%, 1/29/2026	100,000	124,319
Republic of Philippines (Philippines) 10.63%, 3/16/2025	5,000	6,853
Republic of Poland (Poland) 4.00%, 1/22/2024	7,000	7,649
State of Israel Government Bond (Israel) 2.88%, 3/16/2026	200,000	216,166

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $719,277)		726,598

ASSET-BACKED SECURITIES — 0.8%
American Express Credit Account Master Trust
Series 2017-7, Class A, 2.35%, 5/15/2025	30,000	30,894
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class D, 3.18%, 7/18/2023	15,000	15,306
Capital One Multi-Asset Execution Trust
Series 2019-A1, Class A1, 2.84%, 12/15/2024	30,000	30,566
Capital One Prime Auto Receivables Trust
Series 2019-2, Class A4, 1.96%, 2/18/2025	32,000	32,845
CarMax Auto Owner Trust
Series 2020-1, Class A3, 1.89%, 12/16/2024	30,000	30,603
Citibank Credit Card Issuance Trust
Series 2018-A3, Class A3, 3.29%, 5/23/2025	33,000	34,966
Ford Credit Floorplan Master Owner Trust A
Series 2019-3, Class A1, 2.23%, 9/15/2024	40,000	41,035
Series 2018-2, Class A, 3.17%, 3/15/2025	15,000	15,766
Series 2019-2, Class A, 3.06%, 4/15/2026	8,000	8,584
GM Financial Consumer Automobile Receivables Trust
Series 2020-1, Class A3, 1.84%, 9/16/2024	10,000	10,129
Series 2020-2, Class A4, 1.74%, 8/18/2025	22,000	22,656

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Honda Auto Receivables Owner Trust
Series 2020-3, Class A3, 0.37%, 10/18/2024	59,000	59,153
Hyundai Auto Receivables Trust
Series 2019-B, Class A3, 1.94%, 2/15/2024	22,000	22,259
Santander Drive Auto Receivables Trust
Series 2020-1, Class B, 3.03%, 11/15/2024	16,000	16,361
Series 2020-3, Class C, 1.12%, 1/15/2026	30,000	30,279
Synchrony Credit Card Master Note Trust
Series 2018-2, Class A, 3.47%, 5/15/2026	15,000	15,923
Toyota Auto Receivables Owner Trust
Series 2019-D, Class A3, 1.92%, 1/16/2024	24,000	24,347
Series 2020-A, Class A3, 1.66%, 5/15/2024	26,000	26,373
World Omni Auto Receivables Trust
Series 2018-D, Class B, 3.67%, 12/16/2024	15,000	15,613
Series 2020-B, Class A4, 0.82%, 1/15/2026	50,000	50,560

TOTAL ASSET-BACKED SECURITIES (Cost $529,550)		534,218

MUNICIPAL BONDS — 0.2% (h)
California — 0.0% (c)
University of California, Taxable
Series 2020BG, Rev., 0.88%, 5/15/2025	5,000	5,037
University of California, Taxable Fixed Rate Notes
Series 2017AX, Rev., 3.06%, 7/1/2025	5,000	5,424

Total California		10,461

Florida — 0.1%
State Board of Administration Finance Corp.
Series 2020A, Rev., 1.26%, 7/1/2025	45,000	45,585

Investments	Principal Amount($)	Value($)
Illinois — 0.0%(c)
State of Illinois, Taxable Pension GO, 4.95%, 6/1/2023	17,727	18,650

New Jersey — 0.1%
New Jersey Economic Development Authority, Pension Funding Series 1997B, Rev., AGM, Zero Coupon, 2/15/2024	60,000	58,589

New York — 0.0%(c)
Port Authority of New York and New Jersey, Taxable Consolidated Notes Series AAA, Rev., 1.09%, 7/1/2023	10,000	10,131

TOTAL MUNICIPAL BONDS (Cost $142,347)		143,416

	Shares
SHORT-TERM INVESTMENTS — 1.0%
INVESTMENT COMPANIES — 1.0%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (i)(j) (Cost $634,501)	634,501	634,501
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.0% (c)
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (i)(j) (Cost $9,623)	9,623	9,623

TOTAL SHORT-TERM INVESTMENTS (Cost $644,124)		644,124

Total Investments — 99.6% (Cost $65,043,814)		65,822,341
Other Assets Less Liabilities — 0.4%		269,791

Net Assets — 100.0%		66,092,132

Percentages indicated are based on net assets.

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Abbreviations

ACES	Alternative Credit Enhancement Securities
AGM	Insured by Assured Guaranty Municipal Corp.
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	The security or a portion of this security is on loan at May 31, 2021. The total value of securities on loan at May 31, 2021 is $9,386.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2021.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2021.
(f)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2021.
(h)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of May 31, 2021.
‡	Value determined using significant unobservable inputs.

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$534,218	$—	$534,218
Commercial Mortgage-Backed Securities	—	1,510,737	156,921	1,667,658
Corporate Bonds	—	16,563,493	—	16,563,493
Foreign Government Securities	—	726,598	—	726,598
Mortgage-Backed Securities	—	5,290,337	—	5,290,337
Municipal Bonds	—	143,416	—	143,416
Supranational	—	2,044,405	—	2,044,405
U.S. Government Agency Securities	—	1,818,796	—	1,818,796
U.S. Treasury Obligations	—	36,389,296	—	36,389,296
Short-Term Investments
Investment Companies	634,501	—	—	634,501
Investment of Cash Collateral from Securities Loaned	9,623	—	—	9,623

Total Short-Term Investments	644,124	—	—	644,124

Total Investments in Securities	$644,124	$65,021,296	$156,921	$65,822,341

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended May 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2021	Shares at May 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a)(b)	$104,878	$1,112,504	$1,207,759	$—	$—	$9,623	9,623	$12	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a)(b)	514,056	3,045,276	2,924,831	—	—	634,501	634,501	15	—

Total	$618,934	$4,157,780	$4,132,590	$—	$—	$644,124		$27	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2021.